Condensed Consolidated Interim Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 7,403	$ 445
Amounts receivable (Note 16)	6,464	3,367
Unbilled revenue		2,640
Prepaid expenses (Note 11)	510	536
Current assets	14,377	6,988
Prepaid expenses	9	17
Property and equipment (Note 4)	2,903	2,911
Intangible assets (Note 5)	823	847
Right of use assets (Note 6)	353	401
Investment (Note 7)	776	776
Total assets	19,241	11,940
Current liabilities:
Accounts payable and accrued liabilities (Note 8)	3,882	4,826
Bank loan (Note 9(a))	24	32
Current portion of government loans (Note 9(d))	86	132
Loan payable (Note 9(b))	100	97
Lease obligations (Note 9)	259	340
Unearned revenue	3,771	2,022
Income taxes payable	19	24
Current liabilities	8,141	7,473
Long-term project financing (Note 9(c))	168	167
Long-term government loans (Note 9(d))	140	141
Loan payable (Note 9(b))	146	172
Unearned revenue	104	136
Lease obligations (Note 9)	119	112
Total liabilities	8,818	8,201
Shareholders’ equity (deficiency):
Share capital (Note 13(a))	221,150	213,528
Warrants (Note 14)	388	367
Accumulated other comprehensive loss	(173)	(147)
Contributed surplus (Note 13(b))	28,288	28,009
Deficit	(239,230)	(238,018)
Total shareholders’ equity	10,423	3,739
Total liabilities and shareholders’ equity	$ 19,241	$ 11,940